Subsequent Events - Additional Information (Details) $ / shares in Units, ¥ in Thousands	1 Months Ended
	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 28, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Subsequent Event [Line Items]
Debt instrument, face amount				¥ 8,161,394	$ 1,118,106,000	¥ 10,801,658
Subsequent Event | 2030 Convertible Senior Notes
Subsequent Event [Line Items]
Debt instrument, face amount	¥ 2,554,800		$ 350,000,000
Net proceeds from issuance of notes	¥ 2,516,400	$ 344,800,000
Debt instrument, payment terms	The 2030 Notes are senior, unsecured obligations of the Company, and interest is payable quarterly in cash at a rate of 4.625% per annum in arrears on March 15, June 15, September 15 and December 15 of each year, beginning on June 15, 2025.	The 2030 Notes are senior, unsecured obligations of the Company, and interest is payable quarterly in cash at a rate of 4.625% per annum in arrears on March 15, June 15, September 15 and December 15 of each year, beginning on June 15, 2025.
Annual interest rate	4.625%		4.625%
Loan agreement expiration date	Mar. 15, 2030	Mar. 15, 2030
Debt instrument, initial conversion rate	324.0966	324.0966
Debt instrument, conversion basis principle amount | $		$ 1,000
Debt instrument, initial conversion price | $ / shares			$ 3.09
Percentage of repurchase price is equal to principal amount of convertible notes	100.00%	100.00%
Debt instrument redeemed amount	¥ 2,189,800	$ 300,000,000